Operating Leases - Schedule of Undiscounted Cash Payment Obligations for its Non-Cancelable Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Undiscounted Cash Payment Obligations for its Non-Cancelable Lease Liabilities [Abstract]
2025	$ 47,655
2026	66,084	$ 63,540
2027	68,724	63,540
2028	71,472	63,540
2029	74,328	63,540
Total undiscounted cash payments	328,263	317,700
Less interest	(43,057)	(42,444)
Present value of payments	$ 285,206	$ 275,256